Organization and Business Operations - Additional Information (Details) - USD ($)				5 Months Ended
	Dec. 31, 2020	Nov. 27, 2020	Jul. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 05, 2020
Nature Of Organization And Business Operations [Line Items]
Sale of stock issue price per share						$ 1.00
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Number of shares issued		16,377,622
Proceeds from initial public offering				$ 160,500,696
Adjustment to additional paid in capital stock issuance costs				8,619,144
Offering costs in transaction costs on the Statement of Operations	$ 1,021,001			1,021,001
Offering costs in transaction costs on equity	8,619,144			$ 8,619,144
Payment to acquire restricted investments		$ 166,232,863
Investment per share in restricted investment		$ 10.15
Term of restricted investments		185 days
Percentage of public shareholding to be redeemed in case business combination is not consummated		100.00%
Time limit for completion of business combination		18 months
Networth needed to effect business combination		$ 5,000,001
Percentage of public shareholding that can be redeemed without any restriction		15.00%
Public shareholding redeemable in case of non occurrence of business combination period				18 months
Estimated expenses payable on dissolution		$ 100,000
Cash in hand	1,295,380			$ 1,295,380	$ 557,200
Stock shares issued during the period for services value				25,000
Proceeds from related party debt				30,000
Sponsor [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Stock shares issued during the period for services value			$ 25,000	25,000
Sponsor [Member] | Promissory Note [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Proceeds from related party debt				$ 30,000
IPO [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Number of shares issued		16,377,622		16,377,622
Adjustment to additional paid in capital stock issuance costs	9,640,145	$ 9,640,145
Underwriting discount	3,275,524	3,275,524
Deferred underwriting fees	5,732,168	5,732,168		$ 5,732,168
Other offering costs	$ 632,453	$ 632,453
Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Number of shares issued		1,377,622
Private Placement [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights exercise price		$ 11.50
Minimum | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Percentage of the assets in trust account of the prospective acquire		80.00%
Equity method investment ownership percentage		50.00%
Jefferies Private Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights issued during the period shares		439,627
Jefferies Private Warrants [Member] | Private Placement [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights issued during the period shares		439,627
Class of warrants or rights issued during the period values		$ 439,627
Common Class A [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Common stock par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from initial public offering		$ 163,776,220
Common Class A [Member] | IPO [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Number of shares issued		16,377,622
Class of warrants or rights exercise price		$ 11.50
Sale of stock issue price per share		$ 10.00
Proceeds from initial public offering		$ 163,776,220
Common Class A [Member] | Over-Allotment Option [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Number of shares issued		1,377,622
Common Class A [Member] | Minimum | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Temporary equity redemption price per share		$ 10.15
Sponsor Private Placement Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights issued during the period shares		7,292,541
Sponsor Private Placement Warrants [Member] | Private Placement [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights issued during the period shares		7,292,541
Class of warrants or rights issue price per share		$ 1.00
Class of warrants or rights issued during the period values		$ 7,292,541
Sponsor And Jefferies Private Placement Warrants [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights issue price per share		$ 1.00
Sponsor And Jefferies Private Placement Warrants [Member] | Private Placement [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights issue price per share		1.00
Sponsor And Jefferies Private Placement Warrants [Member] | Private Placement [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Nature Of Organization And Business Operations [Line Items]
Class of warrants or rights issue price per share		$ 1.00